15. Stock Option Plan and Equity Compensation Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Exercise Price [Roll Forward]
Options outstanding (in dollars per share)	$ 14.76	$ 14.24
Granted (in dollars per share)	$ 0.00	$ 0.00
Exercised (in dollars per share)	$ 0.00	$ 0.00
Expired (in dollars per share)	$ 14.50	$ 13.00
Options outstanding and exercisable (in dollars per share)	$ 15.00	$ 14.76
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding (in shares)	106,900	151,600
Granted (in shares)	0	0
Exercised (in shares)	0	0
Expired (in shares)	(51,300)	(44,700)
Options outstanding and exercisable (in shares)	55,600	106,900
Number of Outstanding (in shares)	55,600
Weighted Average Remaining Contractual Life	5 months 9 days
Weighted Average Exercise Price (in dollars per share)	$ 15.00
Stock Options [Member] | 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized (in shares)	200,000